Fair Value Measurements - Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Derivative financial instruments	€ 71,620	€ 151,748
Liabilities
Long-term debt	1,021,900	710,100
Derivative financial instruments	11,652	10,893
Fair Value, Measurements, Recurring [Member]
Assets
Derivative financial instruments	71,620	151,748
Money market funds	535,000	385,420
Short-term investments	679,884	930,005
Total	1,286,504	1,467,173
Liabilities
Long-term debt	1,021,930	759,490
Derivative financial instruments	11,652	10,893
Total	1,033,582	770,383
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Derivative financial instruments
Money market funds	535,000	385,420
Short-term investments	304,884	279,988
Total	839,884	665,408
Liabilities
Long-term debt
Derivative financial instruments
Total
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Derivative financial instruments	71,620	151,748
Money market funds
Short-term investments	375,000	650,017
Total	446,620	801,765
Liabilities
Long-term debt	1,021,930	759,490
Derivative financial instruments	11,652	10,893
Total	1,033,582	770,383
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Derivative financial instruments
Money market funds
Short-term investments
Total
Liabilities
Long-term debt
Derivative financial instruments
Total